SHARE BASED COMPENSATION - Share based compensation expenses recognized with each issuance of share options (Details) - Options - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 52,338	¥ 290,630
07/01/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		10,319
08/23/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,571
09/06/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		898
08/01/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	(2,194)	6,623
10/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	2,667	2,862
12/26/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		4,674
1/19/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,533
03/27/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	3,358	3,604
09/01/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	958	1,028
09/29/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	2,291	4,600
01/07/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	781	839
04/21/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	288	309
06/13/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	165	177
06/14/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	70	75
07/01/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	7,124	13,657
02/16/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	2,575
02/21/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		110,145
02/28/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		¥ 127,716
05/13/2021
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 34,255